Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

18 Leases

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Long term lease liabilities	846	947
Current lease liabilities	175	219
	1,021	1,166

18 Leases (continued)

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Less than one year	175	219
Within 2 – 5 years	700	700
More than 5 years	397	572
Total lease liabilities (undiscounted)	1,272	1,491

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2020	2019
	£ 000	£ 000
Right of use assets	220	130
Low value leases	—	2
Short term leases	64	8
Total cash outflow	284	140

A reconciliation of the finance lease creditors is shown below:

£000
As at January 1, 2019	673
Additions due to changes in estimates	577
Interest element of payments to finance lease creditors	(46)
Principal element of payments to finance lease creditors	(84)
Interest expense on leases	46
As at December 31, 2019	1,166
Interest element of payments to finance lease creditors	(74)
Principal element of payments to finance lease creditors	(145)
Interest expense on leases	74
As at December 31, 2020	1,021

In 2018, the Company entered into a 10 year lease agreement with a 5 year option to terminate for a property in Bristol, UK. The right of use asset was originally valued using the 5 year period. In 2019, after a refurbishment of the premises, management revised its estimate to the full 10 year lease, resulting in an addition to the right of use asset and an increase in the long term lease liability.

The Group also uses serviced office space which is cancellable at short notice. Such leases are accounted for as short term leases. Refer to note 7 Expenses by nature.

The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 12 Right of use assets.

The interest expense on lease liabilities is disclosed in note 8 Finance costs.